Net Loss per Share (Tables)	12 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Schedule of antidilutive securities excluded from computation of earnings per share

The computation of diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Period Ended
	September 30, 2017	September 24, 2016
Restricted Stock Units	756,331	—
Unvested Restricted Stock	2,012,445	—
Stock Warrants	9,539,615	—
	12,308,391	—